Investments in Non-Consolidated Affiliates - (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Archrock
Schedule of Equity Method Investments [Line Items]
Cash transferred to Archrock pursuant to the separation and distribution agreement		$ 10.4
PIGAP II
Schedule of Equity Method Investments [Line Items]
Ownership Interest (as a percent)				30.00%
El Furrial
Schedule of Equity Method Investments [Line Items]
Ownership Interest (as a percent)				33.30%
Venezuela
Schedule of Equity Method Investments [Line Items]
Initial payment received	$ 37.6
Installment payments, including annual charges		$ 10.4	$ 15.2
Remaining principal amount due				$ 4.0